Annual Total Returns - Institutional Class Shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prospectus [Line Items]
Annual Return [Percent]	9.53%	9.35%	16.56%	(17.82%)	25.47%	20.98%
Annual Return [Percent]	8.56%	15.68%	16.53%
Annual Return [Percent]	6.42%	13.54%	16.55%